UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    KOKUSAI Asset Management Co., Ltd.
Address: 3-1-1, Marunouchi Chiyoda-ku
         Tokyo, Japan 100-0005

13F File Number: 28-13569

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Keiichiro Goda
Title:   Senior Manager
Phone:   +81-3-5221-6268

Signature, Place and Date of Signing:

/s/Keiichiro Goda,   Tokyo,  April 22 2010

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2

Form 13F Information Table Entry Total:         30

Form 13F Information Table Value Total: $239,458(thousands)


List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed , other than the manager filing this report.


No.       13F File Number               Name
01        28-13582                        Mitsubishi UFJ Financial Group, Inc.
02        28-13570                        Mitsubishi UFJ Securities Co., Ltd.


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


                           FORM 13F INFORMATION TABLE
                                                             VALUE   	SHARES/ SH/  PUT/      INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP        (x$1000) 	PRN AMT PRN  CALL      DSCRETN   MANSGERS    SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ACCENTURE PLC IRELAND      	SHS CLASS A   	G1151C101	8331 	198600	SH	 	DEFINED	01 02	198600	0	0
AFLAC INC                  	COM           	001055102	5348 	98500 	SH	 	DEFINED	01 02	98500 	0	0
ALTRIA GROUP INC           	COM           	02209S103	15591	759800	SH	 	DEFINED	01 02	759800	0	0
AMERICAN ELEC PWR INC      	COM           	025537101	7351 	215064	SH	 	DEFINED	01 02	215064	0	0
AT&T INC                   	COM           	00206R102	10581 	409477	SH	 	DEFINED	01 02	409477	0	0
BANK OF AMERICA CORPORATION	COM           	060505104	3491 	195600	SH	 	DEFINED	01 02	195600	0	0
CENOVUS ENERGY			COM		15135U109	8158	307500	SH	 	DEFINED	01 02	307500	0	0
COMCAST CORP               	CL A          	20030N101	7504 	398700	SH	 	DEFINED	01 02	398700	0	0
COVIDIEN PLC               	SHS           	G2554F105	4485 	89200 	SH	 	DEFINED	01 02	89200 	0	0
EXELON CORP                	COM           	30161N101	7623 	174000	SH	 	DEFINED	01 02	174000	0	0
FIRSTENERGY CORP           	COM           	337932107	5070 	129700	SH	 	DEFINED	01 02	129700	0	0
FORTUNE BRANDS INC		COM		349631101	5423	111800	SH	 	DEFINED	01 02	111800	0	0
GENERAL DYNAMICS CORP		COM		369550108	5829	75500	SH	 	DEFINED	01 02	75500	0	0
GOLDMAN SACHS GROUP INC		COM		38141G104	7439	43600	SH	 	DEFINED	01 02	43600	0	0
HDFC BANK LTD              	ADR REPS 3 SHS	40415F101	3443 	24700 	SH	 	DEFINED	01 02	24700 	0	0
INFOSYS TECHNOLOGIES LTD   	SPONSORED ADR 	456788108	3360 	57100 	SH	 	DEFINED	01 02	57100 	0	0
INTEL CORP                 	COM           	458140100	13313	598090	SH	 	DEFINED	01 02	598090	0	0
JPMORGAN CHASE & CO        	COM           	46625H100	11472 	256368	SH	 	DEFINED	01 02	256368	0	0
KRAFT FOODS INC            	CL A          	50075N104	9538 	315400	SH	 	DEFINED	01 02	315400	0	0
MARATHON OIL CORP          	COM           	565849106	5303 	167600	SH	 	DEFINED	01 02	167600	0	0
MERCK & CO INC             	COM           	58933Y105	10794	288992	SH	 	DEFINED	01 02	288992	0	0
MICROSOFT CORP             	COM           	594918104	13770	470447	SH	 	DEFINED	01 02	470447	0	0
PENNEY J C INC             	COM           	708160106	3651 	113500	SH	 	DEFINED	01 02	113500	0	0
PEPCO HOLDINGS INC         	COM           	713291102	6747 	393430	SH	 	DEFINED	01 02	393430	0	0
PFIZER INC                 	COM           	717081103	12389	722400	SH	 	DEFINED	01 02	722400	0	0
PHILIP MORRIS INTL INC		COM           	718172109	7448	142800	SH	 	DEFINED	01 02	142800	0	0
PITNEY BOWES INC           	COM           	724479100	10538 	431000	SH	 	DEFINED	01 02	431000	0	0
REPUBLIC SVCS INC          	COM           	760759100	8488 	292500	SH	 	DEFINED	01 02	292500	0	0
SYSCO CORP                 	COM           	871829107	10511 	356318	SH	 	DEFINED	01 02	356318	0	0
TRANSCANADA CORP		COM		89353D107	6469	173800	SH	 	DEFINED	01 02	173800	0	0